Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	pence	pence	pence
Earnings per share
- basic	151.2	123.2	249.7
- diluted	150.7	122.8	249.0
Adjusted earnings per share
- basic	158.3	149.7	324.8
- diluted	157.8	149.3	323.8
Headline earnings per share
- basic	151.9	123.5	268.1
- diluted	151.4	123.1	267.3

The earnings per share are based on:

	30.6.20		30.6.19		31.12.19
	Earnings	Shares	Earnings	Shares	Earnings	Shares
	£m	m	£m	m	£m	m
Earnings per share
- basic	3,457	2,286	2,814	2,284	5,704	2,284
- diluted	3,457	2,294	2,814	2,291	5,704	2,291
Adjusted earnings per share
- basic	3,619	2,286	3,420	2,284	7,418	2,284
- diluted	3,619	2,294	3,420	2,291	7,418	2,291
Headline earnings per share
- basic	3,473	2,286	2,821	2,284	6,124	2,284
- diluted	3,473	2,294	2,821	2,291	6,124	2,291

Summary of Adjusted Diluted Earnings Per Share

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 39 to 41):

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	pence	pence	pence

Diluted earnings per share	150.7	122.8	249.0
Effect of restructuring and integration costs	2.1	7.2	20.3
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	6.4	5.9	24.5
Effect of Quebec Class Action charge	—	14.0	13.6
Effect of the Russian excise dispute	—	—	8.1
Effect of other adjusting items	(0.7)	0.1	8.1
Effect of associates’ adjusting items	(0.7)	(1.3)	(1.1)
Effect of other adjusting items in net finance costs	—	1.0	3.5
Effect of adjusting items in respect of deferred taxation	—	(0.4)	(2.2)
Adjusted diluted earnings per share	157.8	149.3	323.8

Summary of Diluted Headline Earnings Per Share

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	pence	pence	pence

Diluted earnings per share	150.7	122.8	249.0
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	1.7	1.7	19.1
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(0.2)	(0.2)	0.3
Issue of shares and change in shareholding in associate	(0.8)	(1.2)	(1.1)
Diluted headline earnings per share	151.4	123.1	267.3

Summary of Reconciliation of Earnings to Headline Earnings

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Earnings	3,457	2,814	5,704
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	41	40	439
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(6)	(4)	6
Issue of shares and change in shareholding in associate	(19)	(29)	(25)
Headline earnings	3,473	2,821	6,124